Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Investment properties	$ 83,538	$ 68,585
Equity accounted investments	19,875	19,943
Property, plant and equipment	10,304	9,401
Goodwill	1,457	946
Intangible assets	1,062	966
Other non-current assets	5,635	5,217
Loans and notes receivable	562	372
Total non-current assets	122,433	105,430
Current assets
Loans and notes receivable	379	314
Accounts receivable and other	3,260	2,176
Cash and cash equivalents	2,768	4,020
Total current assets	6,407	6,510
Assets held for sale	1,130	576
Total assets	129,970	112,516
Non-current liabilities
Debt obligations	41,014	38,858
Capital securities	2,379	2,233
Other non-current liabilities	2,443	2,443
Deferred tax liabilities	3,820	3,064
Total non-current liabilities	49,656	46,598
Current liabilities
Debt obligations	25,784	19,704
Capital securities	456	600
Accounts payable and other liabilities	5,926	3,877
Total current liabilities	32,166	24,181
Liabilities associated with assets held for sale	811	0
Total liabilities	82,633	70,779
Equity
Limited partners	8,445	8,217
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	15,099	14,688
FV LTIP units of the Operating Partnership	22	45
Interests of others in operating subsidiaries and properties	23,068	18,084
Total equity	47,337	41,737
Total liabilities and equity	129,970	112,516
Preference shares
Equity
Preferred equity	$ 699	$ 699